UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23217

City National Rochdale Select Strategies Fund

(Exact name of registrant as specified in charter)

400 Park Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Michal Lukaj

City National Rochdale, LLC

400 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: January 31, 2019

Date of reporting period: October 31, 2018

Item 1. Schedule of Investments.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

October 31, 2018 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Face Amount (000)	Value (000)
Structured Investments [93.7%]
Earthquake[4.1%]
Delancey Segregated Account, expires 12/31/2018	$1,917	$2,050
Efficiency[37.7%]
Broadway Segregated Account, expires 1/8/2022	9,194	8,824
Hollywood Segregated Account, expires 4/20/2021	10,008	10,233
Total Efficiency		19,057
Frequency[13.2%]
Atlantic Segregated Account, expires 12/31/2018	1,875	2,057
Jay Segregated Account, expires 12/31/2018	311	14
Ocean Segregated Account, expires 12/31/2018	1,643	1,876
Park Segregated Account, expires 12/31/2018	1,770	2,024
Sunset Segregated Account, expires 12/31/2018	634	696
Total Frequency		6,667
Multi Peril[9.8%]
Carmelia Segregated Account, expires 12/31/2018	1,912	2,056
Nassau Segregated Account, expires 5/31/2018	1,670	1,903
Venice Segregated Account, expires 7/31/2018	925	1,006
Total Multi Peril		4,965
Non-Florida[3.1%]
Lexington Segregated Account, expires 5/31/2018	1,799	1,564

Description	Face Amount (000)	Value (000)
Opportunistic[5.5%]
Elevado Segregated Account, expires 12/31/2018	$1,760	$1,984
Trinity Segregated Account, expires 12/31/2018	675	808
Total Opportunistic		2,792
Wind[20.3%]
Fulton Segregated Account, expires 12/31/2018	1,250	1,481
Glendale Segregated Account, expires 12/31/2018	1,881	2,061
King Segregated Account, expires 12/31/2018	1,906	2,184
Madison Segregated Account, expires 12/31/2018	1,558	1,666
Rodeo Segregated Account, expires 12/31/2018	646	831
Wilshire Segregated Account, expires 12/31/2018	1,819	2,049
Total Wind		10,272
Total Structured Investments
(Cost $45,152)		47,367
Total Investments [93.7%]
(Cost $45,152)		$47,367

Percentages are based on Net Assets of $50,536 (000).

As of October 31, 2018, structured investments in equity linked notes with a fair value of

$47,367 (000) are valued (Level 1) using the special purpose entities net asset value (NAV) as a practical expedient and are not required to be classified in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Equity Linked Notes

Beginning balance as of January 31, 2018	$13,202
Transfers into Level 3	(14,509)
Net purchases	—
Net sales	—
Realized loss	—
Change in unrealized appreciation (depreciation)	1,307
Ending balance as of October 31, 2018	$—
Net change in unrealized appreciation (depreciation) attributable to level 3 securities held at October 31, 2018	$1,307

For the period ended October 31, 2018, there were transfers of $ (14,509) (000), between Level 3 and Level 1 assets of the fair value hierarchy levels. Transfers between levels are recognized at fair value determined at period end.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

October 31, 2018 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the Iris Reinsurance, Ltd. Portfolio are summarized as follows:

Description	Status	Maturity Range	Market Value of Iris Reinsurance, Ltd. (000)*
Earthquake
Delancey			$48,161
United States
4 Contracts	Live	8/2018 - 8/2019
3 Contracts	Matured	8/2017 - 12/2017
Efficiency
Broadway			191,663
North America, Europe, Australia, Japan
44 Contracts (6 cat bonds)	Live	12/2018 - 1/2022
North America, Europe, Japan
17 Contracts (2 cat bonds)	Matured	12/2017 - 3/2018
United States - Texas, Florida
5 Contracts	Triggered	12/2017 - 12/2018
Hollywood			236,701
North America, Europe, Australia
44 Contracts (7 cat conds)	Live	12/2018 - 5/2022
North America, Europe, Japan
17 Contracts (1 cat bond)	Matured	11/2017 - 3/2018
United States - Texas, Florida
4 Contracts	Triggered	12/2017 - 12/2018
Frequency
Atlantic			48,496
United States
3 Contracts	Live	12/2018 - 7/2022
2 Contracts (1 cat bond)	Matured	12/2017 - 5/2018
Jay			1,266
United States
1 Contract	Live	6/2019
1 Contract	Triggered	4/2018
Ocean			35,416
North America
4 Contracts	Live	9/2018 - 6/2019
5 Contracts (2 cat bonds)	Matured	9/2017 - 7/2018
Park			42,149
North America
4 Contracts	Live	12/2018 - 6/2019
United States
3 Contracts	Matured	12/2017 - 6/2018
Sunset			16,509
United States
2 Contracts	Live	12/2018 - 6/2019
Multi Peril
Carmelia			48,253
United States, Japan, Europe, Australia, New Zealand
2 Contracts	Live	12/2018
2 Contracts	Matured	12/2017
Nassau			35,855
United States
3 Contracts	Live	2/2019 - 6/2019
3 Contracts	Matured	12/2017 - 5/2018
Venice			23,684
United States
1 Contract	Live	6/2019
1 Contract	Matured	7/2018
Non-Florida
Lexington			34,046
United States
2 Contracts	Live	12/2018 - 7/2019
United States, Japan
1 Contract	Matured	12/2017
United States
1 Contract	Triggered	5/2018

Description	Status	Maturity Range	Market Value of Iris Reinsurance, Ltd. (000)*
Opportunistic
Elevado			$41,764
United States
1 Contract	Live	12/2018
2 Contracts	Matured	12/2017
United States - Florida
1 Contract	Triggered	12/2017
Trinitiy			19,288
United States
1 Contract	Live	12/2018
1 Contract	Matured	12/2017
Wind
Fulton			34,825
United States
1 Contract	Live	12/2018
United States - Florida
2 Contracts	Matured	11/2017
Glendale			48,237
United States
2 Contracts	Live	12/2018 - 6/2019
2 Contracts	Matured	12/2017
King			43,464
United States
4 Contracts	Live	12/2018 - 6/2019
2 Contracts	Matured	12/2017 - 6/2018
Madison			39,023
United States
2 Contracts	Live	12/2018 - 7/2019
2 Contracts	Matured	11/2017 - 12/2017
Rodeo			19,636
United States, Japan, Europe
2 Contracts	Live	12/2018
Wilshire			48,172
United States
3 Contracts	Live	5/2019 - 6/2019
2 Contracts	Matured	12/2017

Disclosures

*	During the period from July 27, 2017 - October 31, 2018, the fund owned between 2.1% and 5.3% of the assets represented in the Iris Reinsurance, Ltd. portfolio

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss Window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CNR-QH-003-0300

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Select Strategies Fund

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: December 21, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: December 21, 2018